UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Multi Cap Growth Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1 - Report to Shareholders

Trustees Frank L. Bowman Michael Bozic Kathleen A. Dennis James F. Higgins Dr. Manuel H. Johnson Joseph J. Kearns Michael F. Klein Michael E. Nugent W. Allen Reed Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

John H. Gernon

President and Principal Executive Officer

Stefanie V. Chang Yu

Chief Compliance Officer

Joseph C. Benedetti

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2014 Morgan Stanley

CPOSAN
953889 EXP 07.31.15

INVESTMENT MANAGEMENT

Morgan Stanley
Multi Cap
Growth Trust

Semiannual Report

May 31, 2014

Morgan Stanley Multi Cap Growth Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	7
Expense Example	8
Investment Advisory Agreement Approval	10
Portfolio of Investments	13
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	35
U.S. Privacy Policy	40

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Multi Cap Growth Trust performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended May 31, 2014

Total Return for the 6 Months Ended May 31, 2014

Class A	Class B	Class L	Class I	Class IS	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
2.15%	1.75%	1.86%	2.32%	2.35%	6.52%	5.26%

The performance of the Fund’s five share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Stocks advanced during the six-month period ending May 31, 2014, but conditions were choppy. The harsh winter dampened economic activity and job growth in the first few months of the year. Increasing tensions between Russia and Ukraine prompted concerns about potential energy supply disruptions and the potential impact on Europe’s recovery. Many investors also worried about how soon the Federal Reserve might begin raising its target federal funds rate. However, many of these uncertainties eased later in the period, particularly as improving economic data in April and May pointed to a potential reacceleration of the U.S. economy in the second quarter.

Performance Analysis

All share classes of Morgan Stanley Multi Cap Growth Trust underperformed the Russell 3000® Growth Index (the “Index”) and the Lipper Multi-Cap Growth Funds Index for the six months ended May 31, 2014, assuming no deduction of applicable sales charges.

The Fund’s producer durables sector was the largest underperformer, primarily due to stock selection. A holding in a consulting firm that serves the health care and education industries was the main detractor in the sector.

The technology sector also disappointed. The Fund’s modestly beneficial overweight in the sector was not enough to offset the negative impact of stock selection there. A network security firm was the most detrimental holding within the sector.

Both stock selection and an underweight position in the energy sector hurt relative performance. The primary detractors in the sector were a position in a solar panel maker (which is not represented in the Index) whose share price declined during the period and the Fund’s lack of exposure to the strong-performing oil well equipment and services group.

However, stock selection in the health care sector contributed positively to performance, led by a holding in a developer of genome-sequencing tools. The consumer staples sector also boosted relative performance, as favorable stock selection offset the negative impact of an underweight in the sector. Within consumer staples, a holding in a coffee company added the most to performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 05/31/14
Facebook, Inc., Class A	8.5%
Amazon.com, Inc.	8.0
Illumina, Inc.	5.8
Priceline.com, Inc.	4.6
Google, Inc., Class C	4.5
athenahealth, Inc.	3.6
Google, Inc., Class A	3.3
Tesla Motors, Inc.	3.3
Mastercard, Inc., Class A	3.2
Valeant Pharmaceuticals International, Inc. (Canada)	3.2

TOP FIVE INDUSTRIES as of 05/31/14
Internet Software & Services	19.4%
Internet & Catalog Retail	13.2
Information Technology Services	6.3
Software	6.0
Life Sciences Tools & Services	5.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2013 was between $3.5 million and $505 billion. The Fund’s “Adviser”, Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Fund’s investments in equity securities may include convertible securities. The Fund may, but it is not required to, use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the Fund’s 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information

About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively.

Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns — Period Ended May 31, 2014

	Class A Shares* (since 07/28/97)		Class B Shares** (since 02/27/96)		Class L Shares† (since 07/28/97)		Class I Shares†† (since 07/28/97)		Class IS Shares††† (since 09/13/13)
Symbol	CPOAX		CPOBX		CPOCX		CPODX		MCRTX
1 Year	29.25%[3]		28.28%[3]		28.60%[3]		29.67%[3]		—
	22.49	[4]	23.28	[4]	—		—		—
5 Years	19.91	[3]	19.01	[3]	19.08	[3]	20.23	[3]	—
	18.63	[4]	18.81	[4]	—		—		—
10 Years	11.42	[3]	10.75	[3]	10.63	[3]	11.71	[3]	—
	10.82	[4]	10.75	[4]	—		—		—
Since Inception	8.14	[3]	7.65	[3]	7.36	[3]	8.39	[3]	13.51%[3]
	7.80	[4]	7.65	[4]	—		—		—
Gross Expense Ratio	1.33		2.12		1.87		1.04		2.64

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class L, Class I and Class IS shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	Class L has no sales charge.

††	Class I has no sales charge.

†††	Class IS has no sales charge.

(1)

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/13 – 05/31/14.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited)  continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	12/01/13	05/31/14	12/01/13 – 05/31/14
Class A
Actual (2.15% return)	$1,000.00	$1,021.50	$6.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.19
Class B
Actual (1.75% return)	$1,000.00	$1,017.50	$10.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.91	$10.10
Class L
Actual (1.86% return)	$1,000.00	$1,018.60	$8.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.26	$8.75
Class I
Actual (2.32% return)	$1,000.00	$1,023.20	$4.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.59	$4.38
Class IS
Actual (2.35% return)	$1,000.00	$1,023.50	$4.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.74	$4.23

@	Expenses are equal to the Fund’s annualized expense ratios of 1.23%, 2.01%, 1.74%, 0.87% and 0.84% for Class A, Class B, Class L, Class I and Class IS shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.28%, 2.28%, 1.79%, 0.92% and 13.90% for Class A, Class B, Class L, Class I and Class IS shares, respectively.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.

Investment Advisory Agreement Approval (unaudited)  continued

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Investment Advisory Agreement Approval (unaudited)  continued

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments■May 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.7%)
	Automobiles (3.3%)
58,127	Tesla Motors, Inc. (a)	$12,077,047

	Chemicals (2.1%)
64,615	Monsanto Co.	7,873,338

	Commercial Services & Supplies (2.5%)
287,492	Edenred (France)	9,011,619

	Communications Equipment (2.4%)
131,467	Motorola Solutions, Inc.	8,863,505

	Diversified Financial Services (2.4%)
208,516	MSCI, Inc. (a)	8,999,550

	Electrical Equipment (0.4%)
25,864	SolarCity Corp. (a)(b)	1,357,860

	Food Products (4.0%)
32,143	Keurig Green Mountain, Inc.	3,625,088
122,809	Mead Johnson Nutrition Co.	10,987,721

		14,612,809

	Health Care Equipment & Supplies (3.2%)
31,339	Intuitive Surgical, Inc. (a)	11,587,282

	Health Care Technology (3.6%)
103,750	athenahealth, Inc. (a)	13,166,912

	Hotels, Restaurants & Leisure (3.8%)
147,191	Fiesta Restaurant Group, Inc. (a)	5,927,381
110,157	Starbucks Corp.	8,067,899

		13,995,280

	Information Technology Services (6.3%)
154,041	Mastercard, Inc., Class A	11,776,434
53,462	Visa, Inc., Class A	11,485,242

		23,261,676

	Insurance (1.6%)
101,463	Arch Capital Group Ltd. (a)	5,776,289

	Internet & Catalog Retail (12.6%)
93,769	Amazon.com, Inc. (a)	29,307,501
13,041	Priceline.com, Inc. (a)	16,674,614

		45,982,115

NUMBER OF SHARES		VALUE
	Internet Software & Services (19.4%)
492,955	Facebook, Inc., Class A (a)	31,204,052
21,318	Google, Inc., Class A (a)	12,186,435
29,439	Google, Inc., Class C (a)	16,514,690
32,482	LinkedIn Corp., Class A (a)	5,200,043
177,576	Twitter, Inc. (a)	5,760,565

		70,865,785

	Life Sciences Tools & Services (5.8%)
133,166	Illumina, Inc. (a)	21,073,519

	Media (1.7%)
56,733	Naspers Ltd., Class N (South Africa)	6,254,243

	Oil, Gas & Consumable Fuels (1.1%)
44,354	Range Resources Corp.	4,122,704

	Pharmaceuticals (3.2%)
89,061	Valeant Pharmaceuticals International, Inc. (Canada) (a)	11,685,694

	Professional Services (5.6%)
194,765	Advisory Board Co. (The) (a)	9,424,678
163,762	Corporate Executive Board Co. (The)	11,163,657

		20,588,335

	Software (6.0%)
76,613	FireEye, Inc. (a)(b)	2,518,269
202,423	Salesforce.com, Inc. (a)	10,653,523
72,706	Splunk, Inc. (a)	3,043,473
73,429	Workday, Inc., Class A (a)	5,754,631

		21,969,896

	Tech Hardware, Storage & Peripherals (2.7%)
15,482	Apple, Inc.	9,800,106

	Textiles, Apparel & Luxury Goods (3.0%)
51,908	Christian Dior SA (France)	10,861,413

	Total Common Stocks (Cost $229,111,138)	353,786,977

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments■May 31, 2014 (unaudited)  continued

NUMBER OF SHARES		VALUE
	Preferred Stocks (1.2%)
	Hotels, Restaurants & Leisure (0.6%)
143,970	Blue Bottle Coffee, Inc., Series B (c)(d)(e) (acquisition cost – $2,083,131; acquired 01/24/14)	$2,083,131

	Internet & Catalog Retail (0.6%)
19,385	Airbnb, Inc., Series D (c)(d)(e) (acquisition cost – $2,367,666; acquired 04/16/14)	2,367,666

	Total Preferred Stocks (Cost $4,450,797)	4,450,797

NOTIONAL AMOUNT
	Call Options Purchased (0.1%)
	Foreign Currency Options (0.1%)
3,948,835	USD/CNY December 2014 @ CNY 6.50	4,620
49,171,933	USD/CNY December 2014 @ CNY 6.50	59,449
55,150,750	USD/CNY December 2014 @ CNY 6.50	68,166

	Total Call Options Purchased (Cost $340,648)	132,235

NUMBER OF SHARES (000)
	Short-Term Investments (3.4%)
	Securities held as Collateral on Loaned Securities (1.1%)
	Investment Company (0.8%)
3,035	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $3,035,291)	3,035,291

PRINCIPAL AMOUNT (000)			VALUE

	Repurchase Agreements (0.3%)
$480	Barclays Capital, Inc. (0.07%, dated 05/30/14, due 06/02/14; proceeds $479,591; fully collateralized by various U.S. Government Agencies; 0.08% – 0.50% due 01/31/16 – 07/31/17; valued at $489,180)		479,588
521	BNP Paribas Securities Corp. (0.07%, dated 05/30/14, due 06/02/14; proceeds $520,935; fully collateralized by various U.S. Government Agencies; 1.38% – 8.13% due 09/30/18 – 05/15/21; valued at $531,351)		520,932

	Total Repurchase Agreements (Cost $1,000,520)		1,000,520

	Total Securities held as Collateral on Loaned Securities (Cost $4,035,811)		4,035,811

NUMBER OF SHARES (000)
	Investment Company (2.3%)
8,310	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $8,310,215)		8,310,215

	Total Short-Term Investments (Cost $12,346,026)		12,346,026

Total Investments (Cost $246,248,609)	101.4%		370,716,035
Liabilities in Excess of Other Assets	(1.4)		(4,949,622)

Net Assets	100.0%		$365,766,413

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments■May 31, 2014 (unaudited)  continued

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at May 31, 2014.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2014 amounts to $4,450,797 and represents 1.2% of net assets.
(d)	Illiquid security.
(e)	At May 31, 2014, the Fund held fair valued securities valued at $4,450,797, representing 1.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

Currency Abbreviation
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$70,865,785		19.3%
Internet & Catalog Retail	48,349,781		13.2
Information Technology Services	23,261,676		6.3
Software	21,969,896		6.0
Life Sciences Tools & Services	21,073,519		5.7
Professional Services	20,588,335		5.6
Hotels, Restaurants & Leisure	16,078,411		4.4
Food Products	14,612,809		4.0
Health Care Technology	13,166,912		3.6
Automobiles	12,077,047		3.3
Pharmaceuticals	11,685,694		3.2
Health Care Equipment & Supplies	11,587,282		3.2
Textiles, Apparel & Luxury Goods	10,861,413		3.0
Tech Hardware, Storage & Peripherals	9,800,106		2.7
Commercial Services & Supplies	9,011,619		2.5
Diversified Financial Services	8,999,550		2.4
Communications Equipment	8,863,505		2.4
Investment Company	8,310,215		2.3
Chemicals	7,873,338		2.1
Media	6,254,243		1.7
Insurance	5,776,289		1.6
Oil, Gas & Consumable Fuels	4,122,704		1.1
Electrical Equipment	1,357,860		0.4
Call Options Purchased	132,235		0.0 +

	$366,680,224	++	100.0%

+	Amounts less than 0.05%.
++	Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements

Statement of Assets and Liabilities  May 31, 2014 (unaudited)

Assets:
Investments in securities, at value (cost $234,903,103) (Including $3,876,129 for securities loaned)	$359,370,529
Investment in affiliate, at value (cost $11,345,506)	11,345,506

Total investments in securities, at value (cost $246,248,609)	370,716,035
Cash	138,801
Receivable for:
Dividends	297,867
Shares of beneficial interest sold	125,093
Dividends from affiliate	553
Prepaid expenses and other assets	71,091

Total Assets	371,349,440

Liabilities:
Collateral on securities loaned, at value	4,174,612
Due to broker	260,000
Payable for:
Shares of beneficial interest redeemed	588,751
Advisory fee	160,276
Transfer agent fee	152,361
Distribution fee	81,196
Administration fee	24,255
Accrued expenses and other payables	141,576

Total Liabilities	5,583,027

Net Assets	$365,766,413

Composition of Net Assets:
Paid-in-capital	$232,846,728
Net unrealized appreciation	124,466,250
Accumulated net investment loss	(1,228,810)
Accumulated undistributed net realized gain	9,682,245

Net Assets	$365,766,413

Class A Shares:
Net Assets	$286,944,047
Shares Outstanding (unlimited shares authorized, $0.01 par value)	9,003,563
Net Asset Value Per Share	$31.87

Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$33.64

Class B Shares:
Net Assets	$4,868,116
Shares Outstanding (unlimited shares authorized, $0.01 par value)	177,927
Net Asset Value Per Share	$27.36

Class L Shares:
Net Assets	$28,282,231
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,034,653
Net Asset Value Per Share	$27.33

Class I Shares:
Net Assets	$45,661,605
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,365,853
Net Asset Value Per Share	$33.43

Class IS Shares:
Net Assets	$10,414
Shares Outstanding (unlimited shares authorized, $0.01 par value)	311
Net Asset Value Per Share	$33.45

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements  continued

Statement of Operations  For the six months ended May 31, 2014 (unaudited)

Net Investment Loss:
Income
Dividends (net of $61,918 foreign withholding tax)	$935,830
Income from securities loaned – net	158,118
Dividends from affiliate (Note 6)	5,359

Total Income	1,099,307

Expenses
Advisory fee (Note 4)	1,258,666
Distribution fee (Class A shares) (Note 5)	359,372
Distribution fee (Class B shares) (Note 5)	29,866
Distribution fee (Class L shares) (Note 5)	105,661
Sub transfer agent fees and expenses (Class A share)	169,790
Sub transfer agent fees and expenses (Class B shares)	7,580
Sub transfer agent fees and expenses (Class L shares)	18,513
Sub transfer agent fees and expenses (Class I shares)	5,758
Administration fee (Note 4)	150,288
Professional fees	97,820
Transfer agent fees and expenses	36,553
Transfer agent fees and expenses (Class A shares)	37,052
Transfer agent fees and expenses (Class B shares)	4,053
Transfer agent fees and expenses (Class L shares)	4,303
Transfer agent fees and expenses (Class I shares)	1,719
Transfer agent fees and expenses (Class IS shares)	697
Shareholder reports and notices	69,345
Registration fees	45,422
Custodian fees	11,103
Trustees’ fees and expenses	4,352
Other	11,624

Total Expenses	2,429,537
Less: waiver of Advisory fees (Note 4)	(88,251)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(12,196)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(6,558)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(697)

Net Expenses	2,321,835

Net Investment Loss	(1,222,528)

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	8,451,361
Foreign currency translation	(6,870)

Net Realized Gain	8,444,491

Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,924,698)
Foreign currency translation	(1,132)

Net Change in Unrealized Appreciation (Depreciation)	(2,925,830)

Net Gain	5,518,661

Net Increase	$4,296,133

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MAY 31, 2014	FOR THE YEAR ENDED NOVEMBER 30, 2013
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment loss	$(1,222,528)	$(2,497,069)
Net realized gain	8,444,491	43,910,931
Net change in unrealized appreciation (depreciation)	(2,925,830)	67,595,786

Net Increase	4,296,133	109,009,648

Distributions to Shareholders from Net Realized Gain:
Class A shares	(23,829,219)	(25,798,730)
Class B shares	(663,898)	(1,119,518)
Class L shares	(2,705,579)	(3,141,672)
Class I shares	(3,429,438)	(3,555,896)
Class IS shares	(924)	—

Total Distributions	(30,629,058)	(33,615,816)

Net increase (decrease) from transactions in shares of beneficial interest	42,393,971	(8,186,153)

Net Increase	16,061,046	67,207,679

Net Assets:
Beginning of period	349,705,367	282,497,688

End of Period
(Including accumulated net investment loss of $(1,228,810) and $(6,282), respectively)	$365,766,413	$349,705,367

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Multi Cap Growth Trust (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class IS shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and most Class B shares are subject to a contingent deferred sales charge imposed on shares redeemed within six years. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class L shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter “OTC” market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

outside pricing service approved by the Trustees or quotes from a broker or dealer; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—	investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—	investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities Loaned-Net” in the Fund’s Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of May 31, 2014.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
$3,876,129(a)	—	$(3,876,129)(b)(c)	$0

(a)	Represents market value of loaned securities at period end.
(b)

The Fund received cash collateral of $4,174,612, of which $4,035,811 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of May 31, 2014 there was uninvested cash of $138,801, which is not reflected in the Portfolio of Investments.

(c)	The actual collateral received is greater than the amount shown here due to overcollateralization.

F. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term “restricted securities” refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Automobiles	$12,077,047	$—	$—	$12,077,047
Chemicals	7,873,338	—	—	7,873,338
Commercial Services & Supplies	9,011,619	—	—	9,011,619
Communications Equipment	8,863,505	—	—	8,863,505
Diversified Financial Services	8,999,550	—	—	8,999,550
Electrical Equipment	1,357,860	—	—	1,357,860
Food Products	14,612,809	—	—	14,612,809
Health Care Equipment & Supplies	11,587,282	—	—	11,587,282
Health Care Technology	13,166,912	—	—	13,166,912
Hotels, Restaurants & Leisure	13,995,280	—	—	13,995,280
Information Technology Services	23,261,676	—	—	23,261,676
Insurance	5,776,289	—	—	5,776,289
Internet & Catalog Retail	45,982,115	—	—	45,982,115
Internet Software & Services	70,865,785	—	—	70,865,785
Life Sciences Tools & Services	21,073,519	—	—	21,073,519
Media	6,254,243	—	—	6,254,243
Oil, Gas & Consumable Fuels	4,122,704	—	—	4,122,704
Pharmaceuticals	11,685,694	—	—	11,685,694
Professional Services	20,588,335	—	—	20,588,335
Software	21,969,896	—	—	21,969,896
Tech Hardware, Storage & Peripherals	9,800,106	—	—	9,800,106
Textiles, Apparel & Luxury Goods	10,861,413	—	—	10,861,413
Total Common Stocks	353,786,977	—	—	353,786,977
Preferred Stocks	—	—	4,450,797	4,450,797
Call Options Purchased	—	132,235	—	132,235
Short-Term Investments
Investment Company	11,345,506	—	—	11,345,506
Repurchase Agreements	—	1,000,520	—	1,000,520
Total Short-Term Investments	11,345,506	1,000,520	—	12,346,026
Total Assets	$365,132,483	$1,132,755	$4,450,797	$370,716,035

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2014, the Fund did not have any investments transfer between investment levels.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PREFERRED STOCKS
Beginning Balance	$—
Purchases	4,450,797
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—

Ending Balance	$4,450,797

Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2014.	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2014.

	Fair Value at May 31, 2014	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Hotel, Restaurants & Leisure
Preferred Stock	$2,083,131	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.4692	$14.4692	$14.4692	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value/ Revenue	6.8x	9.8x	8.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

	Fair Value at May 31, 2014	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stock	$2,367,666	Market Transaction Method	Precedent Transaction of Preferred Stock	$122.1391	$122.1391	$122.1391	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	16.50%	18.5%	17.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase

		Market Comparable Companies	Enterprise Value/ Revenue	11.5x	17.1x	15.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments in Securities” on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, Derivatives and Hedging: Overall (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of May 31, 2014.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Options Purchased)…	$132,235 (d	)	Investments, at Value (Options Purchased)…	$—

(d)	Amounts are included in Investments in securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund’s change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended May 31, 2014 in accordance with ASC 815.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	OPTIONS PURCHASED (e)
Currency Risk	$(208,413)

(e)	Amounts are included in Investments in the Statement of Operations.

At May 31, 2014, the Fund’s derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES	ASSETS (f)	LIABILITIES (f)
Options Purchased	$132,235	$—

(f)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability, may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of May 31, 2014.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(g)	NET AMOUNT (NOT LESS THAN $0)
Royal Bank of Scotland	$132,235	$—	$(132,235)	$0

(g)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended May 31, 2014, the average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	54,135,759

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the six months ended May 31, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.62% of the Fund’s daily net assets.

Morgan Stanley Services Company Inc. was the Fund’s Administrator. Effective January 1, 2014, the Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 2.02% for Class B, 1.77% for Class L, 0.92% for Class I and 0.85% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; and (iii) Class L — up to 0.75% of the average daily net assets of Class L shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $81,575,076 at May 31, 2014.

In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A shares or Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2014, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.24% and 0.74%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2014, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares of $1,765 and received $219,363 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014, aggregated $66,499,622 and $52,326,237, respectively.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended May 31, 2014, advisory fees paid were reduced by $12,196 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended May 31, 2014 is as follows:

VALUE NOVEMBER 30, 2013	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE MAY 31, 2014
$18,527,962	$90,807,210	$97,989,666	$5,359	$11,345,506

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MAY 31, 2014		FOR THE YEAR ENDED NOVEMBER 30, 2013
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,005,985	$33,827,094	295,682	$8,549,258
Conversion from Class B	53,307	1,752,361	108,586	3,027,511
Reinvestment of distributions	734,522	23,152,123	1,050,651	24,921,414
Redeemed	(832,246)	(27,317,705)	(1,485,336)	(40,161,848)

Net increase (decrease) – Class A	961,568	31,413,873	(30,417)	(3,663,665)

CLASS B SHARES
Sold	6,054	176,700	14,367	367,299
Conversion to Class A	(61,963)	(1,752,361)	(123,783)	(3,027,511)
Reinvestment of distributions	22,517	611,557	48,858	1,020,196
Redeemed	(13,756)	(386,517)	(65,319)	(1,550,964)

Net decrease – Class B	(47,148)	(1,350,621)	(125,877)	(3,190,980)

CLASS L SHARES
Sold	111,397	3,199,744	44,598	1,133,438
Reinvestment of distributions	95,553	2,589,477	140,837	2,927,995
Redeemed	(90,347)	(2,566,418)	(264,051)	(6,195,492)

Net increase (decrease) – Class L	116,603	3,222,803	(78,616)	(2,134,059)

CLASS I SHARES
Sold	1,148,083	41,296,161	213,549	6,221,312
Reinvestment of distributions	102,998	3,399,959	142,651	3,519,211
Redeemed	(1,040,227)	(35,588,204)	(312,060)	(8,947,972)

Net increase – Class I	210,854	9,107,916	44,140	792,551

CLASS IS SHARES
Sold	—	—	311 *	10,000 *

Net increase (decrease) in Fund	1,241,877	$42,393,971	(190,459)	$(8,186,153)

*	For the period September 13, 2013 through November 30, 2013.

The Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

9. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in ‘‘Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended November 30, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM:		2012 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
—	$33,615,816	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to foreign currency losses, a net operating losses, equalization, return of capital distributions from securities held by the Fund and tax adjustments on passive foreign investment companies sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at November 30, 2013:

ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$2,502,568	$(1,311,461)	$(1,191,107)

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements ■ May 31, 2014 (unaudited)  continued

At November 30, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
—	$32,145,175

At May 31, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $130,574,276 and the aggregate gross unrealized depreciation is $6,106,850 resulting in net unrealized appreciation of $124,467,426.

10. Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

Morgan Stanley Multi Cap Growth Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MAY 31, 2014		FOR THE YEAR ENDED NOVEMBER 30,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$34.14		$27.10		$25.22		$25.32		$19.98		$12.25

Income (loss) from investment operations:
Net investment loss(1)	(0.11)		(0.23)		(0.05)		(0.18)		(0.13)		(0.06)
Net realized and unrealized gain	0.81		10.48		1.93		0.08		5.47		7.79

Total income (loss) from investment operations	0.70		10.25		1.88		(0.10)		5.34		7.73

Less distributions from net realized gain	(2.97)		(3.21)		—		—		—		—

Net asset value, end of period	$31.87		$34.14		$27.10		$25.22		$25.32		$19.98

Total Return(2)	2.15	%(7)	43.05%		7.45%		(0.39)%		26.73%		63.10%

Ratios To Average Net Assets:
Net expenses	1.23	%(3)(4)(5)(8)	1.30	%(3)(4)	1.30	%(3)(5)	1.24	%(3)(5)	1.35	%(3)(5)	1.46	%(3)(5)
Net investment loss	(0.64	)%(3)(4)(5)(8)	(0.80	)%(3)(4)	(0.19	)%(3)(5)	(0.67	)%(3)(5)	(0.61	)%(3)(5)	(0.37	)%(3)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$286,944		$274,528		$218,744		$245,313		$258,449		$221,050
Portfolio turnover rate	15	%(7)	35%		43%		29%		31%		20%

^	Beginning with the year ended November 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2014	1.28%	(0.69)%
November 30, 2013	1.33	(0.83)

(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED MAY 31, 2014		FOR THE YEAR ENDED NOVEMBER 30,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$29.83		$24.25		$22.73		$23.00		$18.29		$11.29

Income (loss) from investment operations:
Net investment loss(1)	(0.20)		(0.38)		(0.23)		(0.34)		(0.27)		(0.16)
Net realized and unrealized gain	0.70		9.17		1.75		0.07		4.98		7.16

Total income (loss) from investment operations	0.50		8.79		1.52		(0.27)		4.71		7.00

Less distributions from net realized gain	(2.97)		(3.21)		—		—		—		—

Net asset value, end of period	$27.36		$29.83		$24.25		$22.73		$23.00		$18.29

Total Return(2)	1.75	%(7)	41.94%		6.69%		(1.17)%		25.75%		61.86%

Ratios To Average Net Assets:
Net expenses	2.01	%(3)(4)(5)(8)	2.06	%(3)(4)	2.05	%(3)(5)	1.99	%(3)(5)	2.10	%(3)(5)	2.21	%(3)(5)
Net investment loss	(1.42	)%(3)(4)(5)(8)	(1.56	)%(3)(4)	(0.94	)%(3)(5)	(1.42	)%(3)(5)	(1.36	)%(3)(5)	(1.12	)%(3)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$4,868		$6,714		$8,510		$13,848		$24,377		$34,517
Portfolio turnover rate	15	%(7)	35%		43%		29%		31%		20%

^	Beginning with the year ended November 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2014	2.28%	(1.69)%
November 30, 2013	2.12	(1.62)

(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED MAY 31, 2014		FOR THE YEAR ENDED NOVEMBER 30,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class L Shares
Selected Per Share Data:

Net asset value, beginning of period	$29.77		$24.16		$22.65		$22.91		$18.22		$11.25

Income (loss) from investment operations:
Net investment loss(1)	(0.16)		(0.33)		(0.22)		(0.34)		(0.26)		(0.16)
Net realized and unrealized gain	0.69		9.15		1.73		0.08		4.95		7.13

Total income (loss) from investment operations	0.53		8.82		1.51		(0.26)		4.69		6.97

Less distributions from net realized gain	(2.97)		(3.21)		—		—		—		—

Net asset value, end of period	$27.33		$29.77		$24.16		$22.65		$22.91		$18.22

Total Return(2)	1.86	%(7)	42.27%		6.67%		(1.13)%		25.74%		61.96%

Ratios To Average Net Assets:
Net expenses	1.74	%(3)(4)(5)(8)	1.85	%(3)(4)	2.05	%(3)(5)	1.98	%(3)(5)	2.10	%(3)(5)	2.21	%(3)(5)
Net investment loss	(1.15	)%(3)(4)(5)(8)	(1.35	)%(3)(4)	(0.94	)%(3)(5)	(1.41	)%(3)(5)	(1.36	)%(3)(5)	(1.12	)%(3)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$28,282		$27,327		$24,076		$25,319		$26,016		$24,511
Portfolio turnover rate	15	%(7)	35%		43%		29%		31%		20%

^	Beginning with the year ended November 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2014	1.79%	(1.20)%
November 30, 2013	1.87	(1.37)

(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED MAY 31, 2014		FOR THE YEAR ENDED NOVEMBER 30,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$35.61		$28.06		$26.04		$26.08		$20.54		$12.55

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.05)		(0.15)		0.02		(0.12)		(0.08)		(0.02)
Net realized and unrealized gain	0.84		10.91		2.00		0.08		5.62		8.01

Total income (loss) from investment operations	0.79		10.76		2.02		(0.04)		5.54		7.99

Less distributions from net realized gain	(2.97)		(3.21)		—		—		—		—

Net asset value, end of period	$33.43		$35.61		$28.06		$26.04		$26.08		$20.54

Total Return(2)	2.32	%(7)	43.44%		7.76%		(0.15)%		26.97%		63.54%

Ratios To Average Net Assets:
Net expenses	0.87	%(3)(4)(5)(8)	1.02	%(3)(4)	1.05	%(3)(5)	0.99	%(3)(5)	1.10	%(3)(5)	1.21	%(3)(5)
Net investment income (loss)	(0.28	)%(3)(4)(5)(8)	(0.52	)%(3)(4)	0.06	%(3)(5)	(0.42	)%(3)(5)	(0.36	)%(3)(5)	(0.12	)%(3)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)

Supplemental Data:
Net assets, end of period, in thousands	$45,662		$41,126		$31,168		$65,357		$28,681		$28,530
Portfolio turnover rate	15	%(7)	35%		43%		29%		31%		20%

^	Beginning with the year ended November 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2014	0.92%	(0.33)%
November 30, 2013	1.04	(0.54)

(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED MAY 31, 2014		FOR PERIOD FROM SEPTEMBER 13, 2013^ TO NOVEMBER 30, 2013
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$35.62		$32.12

Income (loss) from investment operations:
Net investment loss(1)	(0.05)		(0.04)
Net realized and unrealized gain	0.85		3.54

Total income from investment operations	0.80		3.50

Less distributions from net realized gain	(2.97)		—

Net asset value, end of period	$33.45		$35.62

Total Return(2)	2.35	%(7)	10.90	%(7)

Ratios To Average Net Assets:
Net expenses	0.84	%(3)(4)(5)(8)	0.84	%(3)(4)(8)
Net investment loss	(0.25	)%(3)(4)(5)(8)	(0.52	)%(3)(4)(8)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)(8)

Supplemental Data:
Net assets, end of period, in thousands	$10		$11
Portfolio turnover rate	15	%(7)	35	%(8)

^	Commencement of Operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2014	13.90%	(13.31)%
November 30, 2013	2.64	(2.32)

(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions

Morgan Stanley Multi Cap Growth Trust

U.S. Privacy Policy (unaudited)  continued

with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.   When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Morgan Stanley Multi Cap Growth Trust

U.S. Privacy Policy (unaudited)  continued

3.  How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6.  How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday–Friday between 8a.m. and 5p.m. (EST)

Morgan Stanley Multi Cap Growth Trust

U.S. Privacy Policy (unaudited)  continued

•	Writing to us at the following address:

Boston Financial Data Services, Inc.

c/o Privacy Coordinator

P.O. Box 219804

Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Multi Cap Growth Trust

U.S. Privacy Policy (unaudited)  continued

Special Notice to Residents of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

July 22, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

July 22, 2014

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